Cover	12 Months Ended
Oct. 31, 2021 shares
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Oct. 31, 2021
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Current Fiscal Year End Date	--10-31
Entity File Number	001-39925
Entity Registrant Name	TIAN RUIXIANG Holdings Ltd
Entity Central Index Key	0001782941
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Room 1106
Entity Address, Address Line Two	North East Third Ring Road
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Title of 12(b) Security	Class A Ordinary Shares
Trading Symbol	TIRX
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Common Class A [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	10,100,000
Common Class B [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	1,250,000
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Room 1106
Entity Address, Address Line Two	10 / F, No. 19, North East Third Ring Road
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
City Area Code	010
Local Phone Number	87529554
Contact Personnel Name	Zhe Wang